Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
C000027305 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 17,234.9	$ 17,234.9	$ 17,234.9	$ 16,070.56	$ 16,884.13	$ 23,419.56	$ 22,702.23	$ 16,362.84	$ 13,018.09	$ 13,527.71	$ 11,249.12	$ 9,945.62	$ 10,000
Average Annual Return, Percent	7.23%	1.04%	5.59%
C000027306 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 17,669.43	$ 17,669.43	$ 17,669.43	16,434.79	17,223.44	23,832.59	23,043.78	16,568.79	13,148.11	13,628.26	11,305.13	9,970.03	10,000
Average Annual Return, Percent	7.49%	1.29%	5.86%
C000027310 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 11,937.26	$ 11,937.26	$ 11,937.26	11,761.99	11,024.66	12,697.04	12,863.82	11,983.91	10,785.94	10,985.66	10,288.76	9,784.86	10,000
Average Annual Return, Percent	1.49%	(0.07%)	1.79%
C000125498 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 12,139.56	$ 12,139.56	$ 12,139.56	11,931.56	11,166.55	12,833.88	12,970.66	12,058.38	10,831.8	11,021.16	10,311.74	9,794.48	10,000
Average Annual Return, Percent	1.75%	0.14%	1.96%
MSCI AC Asia Pacific ex Japan Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC Asia Pacific ex Japan Index
Account Value	$ 15,772.63797	$ 15,772.63797	$ 15,772.63797	14,319.84455	13,337.96461	16,162.66966	16,644.68251	13,593.79392	11,408.32824	13,253.66454	9,675.266998	9,063.179469	10,000
Average Annual Return, Percent	10.15%	3.02%	4.66%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,430.77301	$ 11,430.77301	$ 11,430.77301	$ 11,290.6136	$ 10,699.07906	$ 12,299.22347	$ 12,491.85434	$ 11,619.61247	$ 10,687.97379	$ 10,686.75908	$ 10,321.19926	$ 10,054.99551	$ 10,000
Average Annual Return, Percent	1.25%	(0.33%)	1.35%